Transactions and Balances with Related Parties (Details) - Schedule of transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Transactions Abstract
Revenues			$ 888
Severance payment to former Company CEO				234
General and administrative expenses	[1]	$ 147

[1]	One time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.